Northern Lights Fund Trust

         Eagle MLP Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Eagle MLP Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 15, 2014, (SEC Accession No. 0000910472-14-004191).